EARNINGS PER COMMON SHARE (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011
EARNINGS PER COMMON SHARE
(Loss) income from continuing operations, basic	$ (19,393,000)	$ 7,003,000	$ (120,674,000)	$ (99,878,000)
(Loss) income from continuing operations, diluted	(19,393,000)	7,003,000	(120,674,000)	(99,878,000)
Basic weighted average shares outstanding	113,109,000	94,483,000	107,692,000	94,443,000
Stock options and nonvested shares		840,000
Diluted weighted average shares outstanding	113,109,000	95,323,000	107,692,000	94,443,000
(Loss) earnings per share: Basic and diluted
(Loss) income from continuing operations (in dollars per share)	$ (0.17)	$ 0.07	$ (1.12)	$ (1.06)
(Loss) income from discontinued operations (in dollars per share)		$ (2.34)	$ (0.10)	$ (3.18)
Net loss (in dollars per share)	$ (0.17)	$ (2.27)	$ (1.22)	$ (4.24)
Outstanding stock options
Anti-dilutive shares
Shares excluded from computation of diluted earnings per share	5,900,000		5,900,000	7,600,000
Outstanding nonvested shares
Anti-dilutive shares
Shares excluded from computation of diluted earnings per share	500,000		500,000	1,000,000
Shares not achieving performance criteria excluded from computation of diluted earnings per share	800,000	800,000	1,200,000	1,200,000
Convertible notes
Anti-dilutive shares
Shares excluded from computation of diluted earnings per share	8,900,000	25,200,000	13,700,000	25,200,000
Interest expense associated with anti-dilutive shares		$ 2,300,000